4. Adoption of new standards, amendments to and interpretations (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Other current assets	R$ 287	R$ 145	R$ 131
Total current assets	19,968	40,518	36,889
Deferred income tax and social contribution	337	298	252
Property and equipment	24,290	14,052	13,292
Intangible assets	6,236	2,818	1,878
Total noncurrent assets	38,507	21,139	18,890
Total Assets	58,475	61,657	55,779
Borrowings and financing	3,488	1,981	1,200
Liabilities related to assets held for sale		23,545	21,864
Total current liabilities	23,135	37,256	33,312
Borrowings and financing	10,706	3,392	3,193
Provision for losses on investments in associates	386	279	201
Deferred income tax and social contribution	1,195	523	347
Total noncurrent liabilities	21,792	11,242	10,311
Total Shareholders' equity	13,548	13,159	12,156	R$ 11,487
Total liabilities and shareholders' equity	R$ 58,475	61,657	55,779
As originally reported
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Other current assets		175	146	252
Assets held for sale		24,443	22,775	20,153
Total current assets		36,304	33,016	31,486
Deferred income tax and social contribution		207	125	174
Prepaid expenses		59	43	45
Property and equipment		9,650	9,138	9,182
Intangible assets		2,675	1,924	1,908
Total noncurrent assets		16,545	14,691	13,565
Total Assets		52,849	47,707	45,051
Borrowings and financing		2,016	1,251	2,957
Lease liability
Other current liabilities		423	341	406
Liabilities related to assets held for sale		19,412	17,824	15,632
Total current liabilities		32,785	28,992	27,582
Borrowings and financing		3,509	3,337	2,912
Lease liability
Provision for losses on investments in associates		267	195	36
Deferred income tax and social contribution		581	394	317
Total noncurrent liabilities		6,125	5,674	5,052
Total liabilities		38,910	34,666	32,634
Total Shareholders' equity		13,939	13,041	12,417
Total liabilities and shareholders' equity		52,849	47,707	45,051
IFRS16 effects
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Other current assets		(30)	(15)	(13)
Assets held for sale		4,244	3,888	3,462
Total current assets		4,214	3,873	3,449
Deferred income tax and social contribution		91	127	163
Prepaid expenses		(42)	(36)	(26)
Property and equipment		4,402	4,154	3,935
Intangible assets		143	(46)	(61)
Total noncurrent assets		4,594	4,199	4,011
Total Assets		8,808	8,072	7,460
Borrowings and financing		(35)	(51)	(41)
Lease liability		507	445	325
Other current liabilities		(134)	(114)	(66)
Liabilities related to assets held for sale		4,133	4,040	3,815
Total current liabilities		4,471	4,320	4,033
Borrowings and financing		(117)	(144)	(174)
Lease liability		5,280	4,822	4,563
Provision for losses on investments in associates		12	6	2
Deferred income tax and social contribution		(58)	(47)	(34)
Total noncurrent liabilities		5,117	4,637	4,357
Total liabilities		9,588	9,517	8,390
Total Shareholders' equity		(780)	(885)	(930)
Total liabilities and shareholders' equity		8,808	8,072	7,460
As restated
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Other current assets		145	131	239
Assets held for sale		28,687	26,663	23,615
Total current assets		40,518	36,889	34,935
Deferred income tax and social contribution		298	252	337
Prepaid expenses		17	7	19
Property and equipment		14,052	13,292	13,117
Intangible assets		2,818	1,878	1,847
Total noncurrent assets		21,139	18,890	17,576
Total Assets		61,657	55,779	52,511
Borrowings and financing		1,981	1,200	2,916
Lease liability		507	445	325
Other current liabilities		289	227	340
Liabilities related to assets held for sale		23,545	21,864	19,447
Total current liabilities		37,256	33,312	31,615
Borrowings and financing		3,392	3,193	2,738
Lease liability		5,280	4,822	4,563
Provision for losses on investments in associates		279	201	38
Deferred income tax and social contribution		523	347	283
Total noncurrent liabilities		11,242	10,311	9,409
Total liabilities		48,498	43,623	41,024
Total Shareholders' equity		13,159	12,156	11,487
Total liabilities and shareholders' equity		R$ 61,657	R$ 55,779	R$ 52,511